Other Accounts Receivable - Schedule Of Guarantee Deposits (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	S/ 23,744	S/ 16,445
Gross carrying amount [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	156,123	104,965
Guarantee Deposits Current, Non current	61,318	84,245
Guarantee Deposits	217,441	189,210
Talara Refinery [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	812	308
Guarantee Deposits Current, Non current	58,019	55,259
Guarantee Deposits	58,831	55,567
Retention Toquepala [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current		19,630
Guarantee Deposits		19,630
Retention Minera Teck [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	64,175	16,075
Guarantee Deposits	64,175	16,075
Retention Quellaveco [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	23,699	15,926
Guarantee Deposits	23,699	15,926
Joint Operations Retention [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	29,792	15,654
Guarantee Deposits Current, Non current		13,921
Guarantee Deposits	29,792	29,575
Retention Morelco [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	14,108	15,261
Guarantee Deposits	14,108	15,261
Retention Marcobre [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	302	5,052
Guarantee Deposits	302	5,052
SBLC guarantees - Sale of CAM Chile S.p.A. [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current		3,576
Guarantee Deposits Current, Non current		11,150
Guarantee Deposits		14,726
Others [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	23,235	13,483
Guarantee Deposits Current, Non current	3,299	3,915
Guarantee Deposits	S/ 26,534	S/ 17,398